Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets, net consisted of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Customer relationships	134,500	165,435	25,960
Purchased software	319	393	62
Technology	2,900	2,900	455
Less: Accumulated amortization	(25,729)	(44,469)	(6,978)

Total intangible assets, net	111,990	124,259	19,499